Severance Indemnities And Pension Plans (Fair Value Of Each Major Category Of Plan Assets For Other Post Retirement Plan Investments) (Detail) (Foreign Offices And Subsidiaries, Other Benefits [Member], JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012
Foreign offices and subsidiaries, other post retirement plan investments:
Fair value of plan assets	¥ 25,845		¥ 18,185		¥ 13,370
Level 1 [Member]
Foreign offices and subsidiaries, other post retirement plan investments:
Fair value of plan assets	13,531		8,901
Level 2 [Member]
Foreign offices and subsidiaries, other post retirement plan investments:
Fair value of plan assets	12,314		9,284
Level 3 [Member]
Foreign offices and subsidiaries, other post retirement plan investments:
Fair value of plan assets
Other Debt Securities [Member]
Foreign offices and subsidiaries, other post retirement plan investments:
Fair value of plan assets	5,548		3,619
Other Debt Securities [Member] | Level 2 [Member]
Foreign offices and subsidiaries, other post retirement plan investments:
Fair value of plan assets	5,548		3,619
Other Investment Funds [Member]
Foreign offices and subsidiaries, other post retirement plan investments:
Fair value of plan assets	13,531	[1]	8,901	[1]
Other Investment Funds [Member] | Level 1 [Member]
Foreign offices and subsidiaries, other post retirement plan investments:
Fair value of plan assets	13,531	[1]	8,901	[1]
Other Investments [Member]
Foreign offices and subsidiaries, other post retirement plan investments:
Fair value of plan assets	6,766		5,665
Other Investments [Member] | Level 2 [Member]
Foreign offices and subsidiaries, other post retirement plan investments:
Fair value of plan assets	¥ 6,766		¥ 5,665

[1]	Other investment funds mainly consist of mutual funds and common collective funds.